UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Strategic Municipal Bond Fund, Inc.
Statement of Investments
Februrary 28, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--139.8%	Amount ($)		Value ($)

Alabama--1.0%

Jefferson County, Limited Obligation
School Warrants 5.50%, 1/1/2022	4,000,000		4,355,280

Alaska--4.1%

Alaska Housing Finance Corp.:
6.25%, 6/1/2035	5,085,000		5,361,471
6.05%, 6/1/2039 (Insured; MBIA)	11,915,000		12,326,663

Arizona--1.1%

Apache County Industrial Development Authority, PCR
(Tucson Electric Power Co.) 5.85%, 3/1/2028	2,220,000		2,220,755

Glendale Industrial Development Authority, HR
(John C. Lincoln Health Network)
5.25%, 12/1/2024	2,415,000		2,513,024

Arkansas--1.9%

Arkansas Development Finance Authority, SFMR
6.25%, 1/1/2032	2,780,000		2,796,680

Little Rock School District
5.25%, 2/1/2030 (Insured; FSA)	5,000,000		5,257,600

California--7.4%

California
5.50%, 4/1/2028	5,450,000		6,061,926

California Department of Veteran Affairs,
Home Purchase Revenue 5.20%, 12/1/2028	5,000,000		5,003,450

California Department of Water Resources,
Power Supply Revenue 6%, 5/1/2012	5,000,000	a	5,711,500

California Health Facilities Financing Authority, Revenue
(Cedars-Sinai Medical Center):
6.25%, 12/1/2009	3,750,000	a	4,158,562
5%, 11/15/2018	3,925,000		4,143,583

Chula Vista, IDR
(San Diego Gas Project) 5%, 12/1/2027	3,000,000		3,103,710

Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset-Backed

5%, 6/1/2021	3,865,000		3,901,022

Colorado--4.3%

Colorado Health Facilities Authority, Revenue
(American Housing Foundation 1, Inc.)	1,995,000		2,066,780
8.50%, 12/1/2031

Colorado Housing and Financing Authority
(Single Family Program Senior And Subordinate) 6.60%, 8/1/2032	2,285,000		2,338,972

Denver City and County, Special Facilities Airport Revenue
(United Air Lines) 6.875%, 10/1/2032	2,885,000	b	2,900,521

Northwest Parkway Public Highway Authority, Revenue
(First Tier Subordinated) 7.125%, 6/15/2041	7,000,000		6,668,270

Silver Dollar Metropolitan District
7.05%, 12/1/2006	4,755,000	a	4,878,250

Connecticut--4.8%

Connecticut Development Authority, PCR
(Connecticut Light and Power) 5.95%, 9/1/2028	9,000,000		9,540,720

Connecticut Health and Educational Facilities
Authority, Revenue (Yale University)
5%, 7/1/2042	4,850,000		5,073,973

Connecticut Resource Recovery Authority
(American Refunding-Fuel Company)
6.45%, 11/15/2022	4,985,000		5,011,570

Mohegan Tribe Indians Gaming Authority,
Public Improvement-Priority Distribution
6.25%, 1/1/2031	1,000,000		1,073,440

District of Columbia--1.0%

Metropolitan Washington Airports Authority,
Special Facilities Revenue
(Caterair International Corp.) 10.125%, 9/1/2011	4,500,000		4,506,750

Florida--3.9%

Florida Housing Finance Corp., Housing Revenue
(Seminole Ridge Apartments)
6%, 4/1/2041 (Collateralized; GNMA)	6,415,000		6,697,837

Miami-Dade County Expressway Authority,
Toll System Revenue
5.125%, 7/1/2029 (Insured; FGIC)	3,250,000		3,412,890

Orange County Health Facilities Authority, Revenue:
(Adventist Health System) 6.25%, 11/15/2024	3,000,000		3,347,970
(Orlando Regional Healthcare System) 6%, 10/1/2026	3,500,000		3,694,250

Georgia--2.0%

Atlanta, Airport Revenue
5.25%, 1/1/2025 (Insured; FSA)	3,000,000		3,183,780

Augusta, Airport Revenue
5.45%, 1/1/2031	2,500,000		2,570,425

Savannah Economic Development Authority,
EIR (International Paper Co.)
6.20%, 8/1/2027	2,670,000		2,825,020

Idaho--.1%

Idaho Housing and Finance Association, SFMR
6.35%, 1/1/2030 (Collateralized; FNMA)	550,000		575,674

Illinois--11.2%

Chicago, SFMR
6.25%, 10/1/2032 (Collateralized: FHLMC, FNMA and GNMA)	2,590,000		2,662,080

Chicago O'Hare International Airport:
General Airport Revenue (3rd Lien):
5.25%, 1/1/2026 (Insured; MBIA)	5,000,000		5,429,850
6%, 1/1/2029 (Insured; XLCA)	5,000,000		5,611,650
Special Facility Revenue
(American Airlines Inc.)
8.20%, 12/1/2024	7,200,000		7,166,520

Illinois Educational Facilities Authority, Revenue:
(Northwestern University)
5%, 12/1/2038	5,000,000		5,176,750
(University of Chicago)
5.125%, 7/1/2038 (Insured; MBIA)	5,000,000		5,194,900

Illinois Health Facilities Authority, Revenue:
(Advocate Network Health Care) 6.125%, 11/15/2010	5,000,000	a	5,546,000
(OSF Healthcare Systems) 6.25%, 11/15/2009	10,900,000	a	12,014,525

Indiana--1.5%

Franklin Township School Building Corp.
6.125%, 7/15/2010	6,000,000	a	6,718,560

Louisiana--1.8%

West Feliciana Parish, PCR (Entergy Gulf States):
7%, 11/1/2015	3,000,000	3,028,920
6.60%, 9/1/2028	4,700,000	4,735,156

Maryland--1.2%

Maryland Economic Development Corp.,
Student Housing Revenue (University of Maryland)
5.75%, 10/1/2033	2,550,000	2,601,663

Maryland Industrial Development Financing
Authority, EDR (Medical Waste Associates
Limited Partnership) 8.75%, 11/15/2010	3,710,000	2,681,254

Massachusetts--3.0%

Massachusetts Development Finance Agency, Revenue
(WGBH Educational Foundation)
5.375%, 1/1/2042 (Insured; AMBAC)	5,750,000	6,209,770

Massachusetts Housing Finance Agency,
(Housing) 5%, 6/1/2030	1,000,000	1,032,710

Massachusetts Health and Educational Facilities
Authority, Revenue:
(Civic Investments) 9%, 12/15/2015	2,000,000	2,430,260
(Partners Healthcare System) 5.75%, 7/1/2032	3,000,000	3,269,070

Michigan--3.0%

Charyl Stockwell Academy, COP
6%, 10/1/2035	2,000,000	2,032,860

Kent Hospital Finance Authority,
Revenue (Metropolitian Hospital Project)
6%, 7/1/2035	2,000,000	2,158,200

Michigan Strategic Fund, SWDR
(Genesee Power Station) 7.50%, 1/1/2021	8,720,000	8,644,136

Minnesota--1.0%

Saint Paul Housing and Redevelopment Authority,
Hospital Facility Revenue (HealthEast Project):
6%, 11/15/2025	1,000,000	1,090,180
6%, 11/15/2035	3,000,000	3,251,430

Mississippi--.7%

Mississippi Business Finance Corp. PCR
(Systems Energy Resources, Inc.) 5.90%, 5/1/2022	3,160,000	3,202,218

Nebraska--.4%

Nebraska Investment Finance Authority, SFMR
9.014%, 3/1/2026	1,500,000	c,d	1,541,040

Nevada--3.9%

Clark County, IDR
(Nevada Power Co. Project) 5.60%, 10/1/2030	3,000,000		2,999,700

Washoe County:
(Reno-Sparks Convention) 6.40%, 1/1/2010
(Insured; FSA)	8,000,000	a	8,822,160
Water Facility Revenue (Sierra Pacific Power Co.)
5%, 7/1/2009	5,000,000		5,054,700

New Hampshire--3.4%

New Hampshire Business Finance Authority, PCR
(Public Service Co.):
Series D, 6%, 5/1/2021 (Insured; MBIA)	2,690,000		2,866,195
Series E, 6%, 5/1/2021 (Insured; MBIA)	6,000,000		6,393,000

New Hampshire Industrial Development Authority, PCR
(Connecticut Light) 5.90%, 11/1/2016	5,400,000		5,522,904

New Jersey--4.6%

New Jersey Economic Development Authority:
Special Facilities Revenue (Continental Airlines, Inc. Project):
6.25%, 9/15/2019	4,620,000		4,549,453
6.25%, 9/15/2029	4,000,000		3,878,680

Tobacco Settlement Financing Corp. of New Jersey
7%, 6/1/2041	10,095,000		11,558,068

New York--6.3%

New York City Industrial Development Agency,
Special Facility Revenue (American Airlines, Inc.
John F. Kennedy International Airport Project):
8%, 8/1/2028	3,000,000		3,299,340
7.75%, 8/1/2031	11,000,000		11,893,860

New York State Dormitory Authority, Revenue:
(Marymount Manhattan College)
6.25%, 7/1/2029 (Insured; Radian)	4,000,000		4,328,720
(Suffolk County Judicial Facility)
9.50%, 4/15/2014	605,000		835,342

TSASC Inc., of New York,
Tobacco Settlement Asset-Backed Bonds
5.125%, 6/1/2042	7,000,000		6,953,730

North Carolina--.6%

North Carolina Eastern Municipal Power Agency,
Power Systems Revenue 6.70%, 1/1/2019	2,500,000		2,752,425

Ohio--6.2%

Cuyahoga County:
Hospital Facilities Revenue
(UHHS/CSAHS - Cuyahoga Inc. and
CSAHS/UHHS - Canton Inc. Projects) 7.50%, 1/1/2030	3,500,000		3,909,885
Hospital Improvement Revenue
(The Metrohealth System Project)
6.15%, 2/15/2009	10,000,000	a	10,828,200

Mahoning County, HR
(Forum Health Obligation Group)
6%, 11/15/2032	3,250,000		3,265,568

Ohio Air Quality Development Authority, PCR
(Cleveland Electric Illuminating Co.)
6.10%, 8/1/2020 (Insured; ACA)	2,400,000		2,498,808

Ohio Housing Finance Agency, Residential Mortgage Revenue
(Motgage-Backed Securities Program)
6.15%, 3/1/2029 (Collateralized; GNMA)	2,130,000		2,168,127

Ohio Water Development Authority, PCR
(Cleveland Electric) 6.10%, 8/1/2020 (Insured; ACA)	4,000,000		4,164,680

Oklahoma--3.4%

Oklahoma Development Finance Authority, Revenue
(Saint John Health System) 6%, 2/15/2029	9,000,000		9,618,660

Oklahoma Industries Authority, Health System
Revenue (Obligation Group):
5.75%, 8/15/2009 (Insured; MBIA)	2,105,000	a	2,270,432
5.75%, 8/15/2029 (Insured; MBIA)	2,895,000		3,096,115

Oregon--.8%

Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration) 7.40%, 1/1/2016	3,250,000		3,295,370

Pennsylvania--2.2%

Allegheny County Port Authority, Special Transportation
Revenue 6.125%, 3/1/2009
(Insured; MBIA)	4,750,000	a	5,151,993

Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue
(Reliant Energy) 6.75%, 12/1/2036	4,000,000		4,266,800

Pennsylvania Housing Finance Agency,
Multi-Family Development Revenue
8.25%, 12/15/2019	249,000		249,634

Rhode Island--1.5%

Rhode Island Health and Educational Building
Corp., Higher Educational Facilities
(University of Rhode Island)
5.875%, 9/15/2009 (Insured; MBIA)	5,910,000	a	6,442,491

South Carolina--7.6%

Georgetown County,
EIR (International Paper Co. Projects)
5.55%, 12/1/2029	2,000,000		2,045,340

Greenville County School District,
Installment Purchase Revenue
(Residuals-Series 982) 7.56%, 12/1/2028	9,500,000	c,d	11,092,960

Greenville Hospital System, Hospital Facilities Revenue
5.50%, 5/1/2026 (Insured; AMBAC)	7,000,000		7,571,340

Richland County, EIR
(International Paper Co.) 6.10%, 4/1/2023	6,500,000		6,990,100

The Medical University of South Carolina, Hospital Facilities
Revenue 6%, 7/1/2009	5,000,000	a	5,432,750

Tennessee--3.7%

Johnson City Health and Educational Facilities Board, HR
(1st Mortgage-Mountain State Health):
7.50%, 7/1/2025	2,000,000		2,366,800
7.50%, 7/1/2033	4,875,000		5,737,875

Memphis Center City Revenue Finance Corp.,
Sports Facility Revenue
(Memphis Redbirds) 6.50%, 9/1/2028	6,000,000		5,914,920

Tennessee Housing Development Agency
(Homeownership Program)
6%, 1/1/2028	1,940,000		1,966,015

Texas--19.4%

Alliance Airport Authority Inc.,
Special Facilities Revenue (American Airlines Inc. Project)
7.50%, 12/1/2029	1,000,000		937,470

Arlington Dallas Cowboys Complex Special Obligations,

Tax Exempt Special Tax 5%, 8/15/2034 (Insured; MBIA)	500,000		528,645

Dallas Fort Worth International Airport,
Facility Improvement Corp. Revenue
(Bombardier Inc.) 6.15%, 1/1/2016	3,000,000		3,029,640

Gregg County Health Facilities Development
Corp., HR (Good Shepherd Medical Center)
6.375%, 10/1/2025 (Insured; Radian)	2,500,000		2,763,675

Harris County Health Facilities Development
Corp., HR (Memorial Hermann Healthcare)
6.375%, 6/1/2011	7,000,000	a	7,943,880

Harris County-Houston Sports Authority,
Revenue (Third Lien-A-3)
Zero Coupon, 11/15/2031 (Insured; MBIA)	9,685,000		2,671,219

Katy Independent School District
(Permanent School Fund Guaranteed)
6.125%, 2/15/2009	11,360,000	a	12,204,048

Lubbock Housing Financing Corp., SMFR
6.70%, 10/1/2030 (Collateralized: FNMA and GNMA)	2,005,000		2,074,092

Sabine River Authority, PCR (TXU Electric):
5.50%, 11/1/2011	2,490,000		2,658,922
6.45%, 6/1/2021	4,900,000		5,245,695

Springhill Courtland Heights Public
Facility Corp., MFHR 5.85%, 12/1/2028	6,030,000		5,700,099

Texas:
(Veterans) 6%, 12/1/2030	3,935,000		4,216,982
(Veterans Housing Assistance Program)
6.10%, 6/1/2031	8,510,000		9,024,515

Texas Department of Housing and Community Affairs:
Home Mortgage Revenue
(Collateralized: FHLMC, FNMA and GNMA)
10.271%, 7/2/2024	1,700,000	c	1,735,309
Residential Mortgage Revenue
5.35%, 7/1/2033 (Collateralized: FHLMC, FNMA
and GNMA)	5,625,000		5,770,744

Texas Turnpike Authority,
Central Texas Turnpike System Revenue
5.25%, 5/15/2042 (Insured; AMBAC)	6,775,000		7,231,974

Tomball Hospital Authority, Revenue:
(Tomball Regional Hospital) 6%, 7/1/2025	4,650,000		4,842,929

Tyler Health Facilities Development Corp., HR
(East Texas Medical Center Regional Healthcare
System Project) 6.75%, 11/1/2025	5,850,000		5,853,510

Utah--1.3%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	3,918,000		4,199,469

Utah Housing Corp., SFMR
5%, 7/1/2037	1,640,000		1,654,498

Virginia--6.1%

Henrico County Industrial Development Authority,
Revenue (Bon Secours Health System)
8.461%, 8/23/2027	7,500,000	c	10,302,825

Tobacco Settlement Financing Corp. of Virginia
Tobacco Settlement Asset-Backed
5.625%, 6/1/2037	6,810,000		6,992,236

Virginia Housing Development Authority,
Rental Housing 6.20%, 8/1/2024	8,520,000		9,032,904

Washington--3.4%

Energy Northwest, Revenue
(Wind Project) 6%, 1/1/2007	3,670,000	a	3,854,528

Washington Higher Education Facilities Authority,
Revenue (Whitman College)
5.875%, 10/1/2009	10,000,000	a	10,803,500

Wisconsin--5.6%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Revenue
7%, 6/1/2028	14,570,000		16,262,888

Wisconsin Health and Educational Facilities Authority, Revenue:
(Aurora Health Care)
6.40%, 4/15/2033	5,500,000		6,112,260
(Marshfield Clinic)
5.375%, 2/15/2034	2,000,000		2,079,580

Wyoming--3.6%

Sweetwater County, SWDR (FMC Corp. Project):
5.60%, 12/1/2035	5,000,000		5,168,500

Wyoming Student Loan Corp.,
Student Loan Revenue:
6.20%, 6/1/2024	5,000,000		5,357,450
6.25%, 6/1/2029	5,000,000		5,340,650

U.S. Related--.8%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
Zero Coupon, 5/15/2055		20,000,000	685,400

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2035 (Insured; AMBAC)		10,000,000	2,621,800

Total Long-Term Municipal Investments
(cost $578,405,090)			607,666,996

Short-Term Municipal Investments--.6%

Louisiana;

New Orleans, Sewage Service Revenue, BAN
2.98%, 7/26/2006
(cost $2,471,250)		2,500,000	2,474,900

Total Investments (cost $580,876,340)		140.4%	610,141,896

Cash and Receivables (Net)		2.4%	10,382,469

Preferred Stock, at redemption value		(42.8%)	(186,000,000)

Net Assets		100.0%	434,524,365

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes To Financial Statements:

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Non-income producing security, interest payments in default.
c	Inverse floater security--the interest rate is subject to change periodically.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006 these securities amounted to $12,634,000 or 2.9% of net assets applicable to common shareholders.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Comission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)